Lines of credit and loan facilities (Details)	Dec. 31, 2020 CNY (¥)
Lines of credit and loan facilities
Amount reserved for the issuance of bank acceptance	¥ 22,206,272,000
Amount reserved for bank guarantee	1,076,566,000
Unsecured revolving lines of credit
Lines of credit and loan facilities
Revolving lines of credit	¥ 100,087,349,000